Transactions with non interesting - Non controlling interests and the impact (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total impact of transactions with non-controlling interests	¥ (3,361)	¥ 1,434
Reserves
Total impact of transactions with non-controlling interests	(2,613)	3,020
Non-controlling interests
Total impact of transactions with non-controlling interests	(748)	(1,586)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Acquisition of additional interests in subsidiaries		(360)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries		(220)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries		(140)
Changsha Pengai Aesthetic Medical Hospital Co. Ltd.
Acquisition of additional interests in subsidiaries		(315)
Disposal of interests in subsidiaries without loss of control		1,575
Changsha Pengai Aesthetic Medical Hospital Co. Ltd. | Reserves
Acquisition of additional interests in subsidiaries		(715)
Disposal of interests in subsidiaries without loss of control		3,575
Changsha Pengai Aesthetic Medical Hospital Co. Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries		400
Disposal of interests in subsidiaries without loss of control		¥ (2,000)
Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd.
Acquisition of additional interests in subsidiaries	(750)
Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd. | Reserves
Acquisition of additional interests in subsidiaries	(224)
Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(526)
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
Acquisition of additional interests in subsidiaries	(2,760)
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries	2,054
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(4,814)
Yantai Pengai Jiayan
Acquisition of additional interests in subsidiaries	(300)
Yantai Pengai Jiayan | Reserves
Acquisition of additional interests in subsidiaries	288
Yantai Pengai Jiayan | Non-controlling interests
Acquisition of additional interests in subsidiaries	(588)
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries	86
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	¥ (86)